UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Retirement Blend 2045 Fund

Investor Class (TRBQX)

This annual shareholder report contains important information about Retirement Blend 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2045 Fund - Investor Class	$44	0.42%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2045 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,220	10,233	10,217
11/30/21	10,030	10,276	10,055
2/28/22	9,597	9,799	9,776
5/31/22	8,994	9,197	9,266
8/31/22	8,524	8,874	8,793
11/30/22	8,861	9,166	9,104
2/28/23	8,846	9,008	9,167
5/31/23	9,044	9,384	9,333
8/31/23	9,636	10,183	9,880
11/30/23	9,720	10,322	9,972
2/29/24	10,673	11,585	10,861
5/31/24	11,065	11,972	11,224
8/31/24	11,710	12,846	11,895
11/30/24	12,165	13,881	12,220
2/28/25	12,083	13,616	12,206
5/31/25	12,266	13,543	12,496

202501-4140694, 202507-4494039

F1354-052 7/25

Average Annual Total Returns

	1 Year	Since Inception 7/26/21
Retirement Blend 2045 Fund (Investor Class)	10.86%	5.45%
Russell 3000 Index (Regulatory Benchmark)	13.12	8.20
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	5.96

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$547,872
  Number of Portfolio Holdings21
  Investment Advisory Fees Paid (000s)$1,033
  Portfolio Turnover Rate19.0%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	66.2%
International Equity Funds	28.3
Domestic Bond Funds	2.4
International Bond Funds	0.7
Short-Term and Other	2.4

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Equity Index 500 Fund	29.0%
T. Rowe Price International Equity Index Fund	14.2
T. Rowe Price Value Fund	10.1
T. Rowe Price Growth Stock Fund	9.3
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price International Value Equity Fund	5.3
T. Rowe Price International Stock Fund	3.4
T. Rowe Price Mid-Cap Index Fund	3.4
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9
T. Rowe Price Emerging Markets Stock Fund	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement Blend 2045 Fund

Investor Class (TRBQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Retirement Blend 2045 Fund

I Class (TBLKX)

This annual shareholder report contains important information about Retirement Blend 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2045 Fund - I Class	$26	0.25%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2045 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	511,000	511,655	510,854
11/30/21	502,000	513,804	502,773
2/28/22	480,080	489,956	488,823
5/31/22	450,427	459,835	463,313
8/31/22	426,908	443,697	439,645
11/30/22	443,780	458,300	455,182
2/28/23	443,052	450,402	458,372
5/31/23	453,477	469,191	466,659
8/31/23	483,187	509,175	494,002
11/30/23	487,357	516,085	498,609
2/29/24	535,702	579,226	543,049
5/31/24	555,897	598,608	561,204
8/31/24	588,316	642,295	594,733
11/30/24	611,699	694,059	610,986
2/28/25	607,682	680,784	610,282
5/31/25	616,897	677,135	624,785

202501-4140694, 202507-4494039

F1355-052 7/25

Average Annual Total Returns

	1 Year	Since Inception 7/26/21
Retirement Blend 2045 Fund (I Class)	10.97%	5.61%
Russell 3000 Index (Regulatory Benchmark)	13.12	8.20
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	5.96

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$547,872
  Number of Portfolio Holdings21
  Investment Advisory Fees Paid (000s)$1,033
  Portfolio Turnover Rate19.0%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	66.2%
International Equity Funds	28.3
Domestic Bond Funds	2.4
International Bond Funds	0.7
Short-Term and Other	2.4

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Equity Index 500 Fund	29.0%
T. Rowe Price International Equity Index Fund	14.2
T. Rowe Price Value Fund	10.1
T. Rowe Price Growth Stock Fund	9.3
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price International Value Equity Fund	5.3
T. Rowe Price International Stock Fund	3.4
T. Rowe Price Mid-Cap Index Fund	3.4
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9
T. Rowe Price Emerging Markets Stock Fund	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement Blend 2045 Fund

I Class (TBLKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$15,774	$14,377
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBQX Retirement Blend 2045
Fund
TBLKX Retirement Blend 2045
Fund–
.
I Class

T. ROWE PRICE Retirement Blend 2045 Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
.. Year ..
.. Ended .
7/26/21
(1)
Through
5/31/22 5/31/25 5/31/24 5/31/23
NET ASSET VALUE
Beginning of period $ 10.46 $ 8.70 $ 8.80 $ 10.00
Investment activities
Net investment income
(2)(3)
0.14 0.15 0.13 0.01
Net realized and unrealized gain/loss 0.99 1.78 (0.09)
(4)
(0.99)
Total from investment activities 1.13 1.93 0.04 (0.98)
Distributions
Net investment income (0.17) (0.15) (0.12) (0.11)
Net realized gain (0.03) (0.02) (0.02) (0.11)
Total distributions (0.20) (0.17) (0.14) (0.22)
NET ASSET VALUE
End of period $ 11.39 $ 10.46 $ 8.70 $ 8.80

T. ROWE PRICE Retirement Blend 2045 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
7/26/21
(1)
Through
5/31/22 5/31/25 5/31/24 5/31/23
Ratios/Supplemental Data
Total return
(3)(5)(6)
10.86% 22.34% 0.56% (10.06)%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(6)
0.42% 0.43% 0.43% 0.43%
(7)
Net expenses after payments by Price
Associates
(6)
0.42% 0.43% 0.43% 0.43%
(7)
Net investment income
(6)
1.30% 1.55% 1.51% 0.08%
(7)
Portfolio turnover rate
(6)
19.0% 12.7% 27.0% 32.6%
Net assets, end of period (in thousands) $137,744 $60,393 $33,228 $24,150
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement Blend 2045 Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
7/26/21
(1)
Through
5/31/22 5/31/25 5/31/24 5/31/23
NET ASSET VALUE
Beginning of period $ 10.46 $ 8.70 $ 8.81 $ 10.00
Investment activities
Net investment income
(2)(3)
0.17 0.15 0.12 0.02
Net realized and unrealized gain/loss 0.97 1.80 (0.07)
(4)
(0.99)
Total from investment activities 1.14 1.95 0.05 (0.97)
Distributions
Net investment income (0.19) (0.17) (0.14) (0.11)
Net realized gain (0.03) (0.02) (0.02) (0.11)
Total distributions (0.22) (0.19) (0.16) (0.22)
NET ASSET VALUE
End of period $ 11.38 $ 10.46 $ 8.70 $ 8.81
Ratios/Supplemental Data
Total return
(3)(5)(6)
10.97% 22.59% 0.68% (9.91)%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(6)
0.25% 0.25% 0.25% 0.25%
(7)
Net expenses after payments by Price
Associates
(6)
0.25% 0.25% 0.25% 0.25%
(7)
Net investment income
(6)
1.57% 1.60% 1.36% 0.32%
(7)
Portfolio turnover rate
(6)
19.0% 12.7% 27.0% 32.6%
Net assets, end of period (in thousands) $410,128 $162,772 $40,785 $9,099
0% 0% 0% 0%

T. ROWE PRICE Retirement Blend 2045 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement Blend 2045 Fund
May 31, 2025

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
5/31/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 3.1%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  2,425 5,182 543 742,155 7,073
U.S. Treasury Long-Term Index
Fund  1,592 3,523 1,446 519,312 3,646
U.S. Limited Duration TIPS Index
Fund  521 2,532 662 254,850 2,380
International Bond Fund (USD
Hedged)  744 1,942 588 249,069 2,130
Dynamic Global Bond Fund  549 1,028 138 187,223 1,460
Total Bond Mutual Funds (Cost $16,828) 16,689
EQUITY MUTUAL FUNDS 94.5%
T. Rowe Price Funds:
Equity Index 500 Fund  67,859 102,534 21,673 1,019,877 158,825
International Equity Index Fund  30,588 49,769 10,031 4,219,465 77,849
Value Fund  23,588 37,424 5,051 1,195,481 55,530
Growth Stock Fund  21,364 32,998 4,881 479,439 51,185
Real Assets Fund  13,963 22,590 2,775 2,301,319 34,359
International Value Equity Fund  9,855 17,117 1,852 1,406,156 29,037
International Stock Fund  8,360 12,130 3,327 855,886 18,564
Mid-Cap Index Fund  7,830 11,622 2,343 880,240 18,388
Emerging Markets Discovery Stock
Fund  6,113 10,000 1,186 1,060,660 15,751
Emerging Markets Stock Fund  4,765 9,587 1,098 387,415 13,800
Small-Cap Index Fund  6,709 9,070 2,081 907,315 13,229
Mid-Cap Growth Fund  4,186 6,980 824 99,978 9,802
Mid-Cap Value Fund  3,615 5,975 724 265,408 8,169
Small-Cap Value Fund  3,433 5,835 724 160,223 8,029
New Horizons Fund (3) 2,396 3,909 491 103,128 5,411
Total Equity Mutual Funds (Cost $469,921) 517,928

T. ROWE PRICE Retirement Blend 2045 Fund

$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
5/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds  2.4%
T. Rowe Price U.S. Treasury
Money Fund, 4.38% (4) 2,766 16,430 5,812 13,384,283 13,384
Total Short-Term Investments (Cost $13,384) 13,384
Total Investments in Securities
100.0% of Net Assets (Cost $500,133) $ 548,001
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$1,295 and $1,295, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2045 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (9) $ 21 $ 47
Emerging Markets Discovery Stock Fund  (24) 824 387
Emerging Markets Stock Fund  (48) 546 154
Equity Index 500 Fund  (336) 10,105 1,347
Growth Stock Fund  2,055 1,704 68
International Bond Fund (USD Hedged)  (7) 32 55
International Equity Index Fund  (141) 7,523 1,391
International Stock Fund  (108) 1,401 224
International Value Equity Fund  (32) 3,917 482
Mid-Cap Growth Fund  572 (540) 42
Mid-Cap Index Fund  93 1,279 125
Mid-Cap Value Fund  562 (697) 111
New Horizons Fund  160 (403) —
QM U.S. Bond Index Fund  (6) 9 197
Real Assets Fund  (109) 581 533
Small-Cap Index Fund  83 (469) 156
Small-Cap Value Fund  394 (515) 88
U.S. Limited Duration TIPS Index Fund  23 (11) 8
U.S. Treasury Long-Term Index Fund  (127) (23) 115
Value Fund  2,146 (431) 640
U.S. Treasury Money Fund, 4.38% — — 218
Affiliates not held at period end (5) — —
Totals $ 5,136# $ 24,853 $ 6,388+
# Capital gain distributions from underlying Price funds represented $6,807 of the net realized gain (loss).
+ Investment income comprised $6,388 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2045 Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $500,133) $ 548,001
Receivable for shares sold 1,236
Receivable for investment securities sold 820
Total assets 550,057
Liabilities
Payable for investment securities purchased 1,463
Payable for shares redeemed 592
Investment management and administrative fees payable 126
Other liabilities 4
Total liabilities 2,185
NET ASSETS $ 547,872
Net Assets Consist of:
Total distributable earnings (loss) $ 49,512
Paid-in capital applicable to 48,141,081 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 498,360
NET ASSETS $ 547,872
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $137,744; Shares outstanding: 12,097,046) $ 11.39
I Class
(Net assets: $410,128; Shares outstanding: 36,044,035) $ 11.38

T. ROWE PRICE Retirement Blend 2045 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Investment Income (Loss)
Income distributions from underlying Price Funds $ 6,388
Expenses
Investment management and administrative expense 1,033
Miscellaneous 1
Total expenses 1,034
Net investment income 5,354
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (1,671)
Capital gain distributions from underlying Price Funds 6,807
Net realized gain 5,136
Change in net unrealized gain / loss on underlying Price Funds 24,853
Net realized and unrealized gain / loss 29,989
INCREASE IN NET ASSETS FROM OPERATIONS $ 35,343

T. ROWE PRICE Retirement Blend 2045 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,354 $ 2,082
Net realized gain 5,136 859
Change in net unrealized gain / loss 24,853 23,335
Increase in net assets from operations 35,343 26,276
Distributions to shareholders
Net earnings
Investor Class (1,285) (796)
I Class (5,256) (1,572)
Decrease in net assets from distributions (6,541) (2,368)
Capital share transactions
*
Shares sold
Investor Class 102,961 29,643
I Class 294,826 129,638
Distributions reinvested
Investor Class 1,284 796
I Class 4,658 1,432
Shares redeemed
Investor Class (34,990) (11,618)
I Class (72,834) (24,647)
Increase in net assets from capital share
transactions 295,905 125,244
Net Assets
Increase during period 324,707 149,152
Beginning of period 223,165 74,013
End of period $ 547,872 $ 223,165
*Share information (000s)
Shares sold
Investor Class 9,330 3,092
I Class 26,681 13,272
Distributions reinvested
Investor Class 118 83
I Class 427 149
Shares redeemed
Investor Class (3,124) (1,220)
I Class (6,623) (2,551)
Increase in shares outstanding 26,809 12,825

T. ROWE PRICE Retirement Blend 2045 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
Blend 2045 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying
Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has two classes of shares: the Retirement Blend 2045 Fund
(Investor Class) and the Retirement Blend 2045 Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying
Price Fund investments are reflected as income; capital gain distributions are

T. ROWE PRICE Retirement Blend 2045 Fund

reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Retirement Blend 2045 Fund

The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On May 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Retirement Blend 2045 Fund

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $369,472,000 and $67,865,000, respectively for the year ended May 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of distributions from the underlying Price Funds.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 5,719 $ 2,104
Long-term capital gain 822 264
Total distributions $ 6,541 $ 2,368

T. ROWE PRICE Retirement Blend 2045 Fund

At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-
October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
($000s)
Cost of investments $ 504,273
Unrealized appreciation $ 49,600
Unrealized depreciation (5,872)
Net unrealized appreciation (depreciation) $ 43,728
($000s)
Undistributed long-term capital gain $ 5,801
Net unrealized appreciation (depreciation) 43,728
Loss carryforwards and deferrals (17)
Total distributable earnings (loss) $ 49,512

T. ROWE PRICE Retirement Blend 2045 Fund

The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.44% to 0.34% for the
Investor Class and 0.26% to 0.19% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and
acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At May 31, 2025, the effective annual all-inclusive fee rate was
0.42% for the Investor Class and 0.25% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.

T. ROWE PRICE Retirement Blend 2045 Fund

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
May 31, 2025, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be

T. ROWE PRICE Retirement Blend 2045 Fund

predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Retirement Blend 2045 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Retirement Blend 2045 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Retirement Blend 2045 Fund
(one of the funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the years ended May 31, 2025,
2024 and 2023, and for the period July 26, 2021 (inception) through May 31,
2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the years ended
May 31, 2025, 2024 and 2023, and for the period July 26, 2021 (inception)
through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Retirement Blend 2045 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Retirement Blend 2045 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,368,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $4,538,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,163,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $2,099,000 and foreign taxes paid of $184,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $234,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Retirement Blend 2045 Fund

Approvals of Investment Management Agreements
Each year, the Board of Directors (Board) of the T. Rowe Price Retirement Blend
Funds considers the continuation of the investment management agreement
(Advisory Contract) between each T. Rowe Price Retirement Blend Fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on 12-13, 2025 (Meeting), the Board, including all of the funds’
independent directors present in person at the Meeting, approved the continuation of the funds’ Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the
Adviser and the approval of the Advisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.

T. ROWE PRICE Retirement Blend 2045 Fund

Investment Performance of the Funds
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contracts’ review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the funds’ performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, the length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the funds’ performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contracts and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the funds, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the Retirement Blend
2025 Fund, Retirement Blend 2030 Fund, and Retirement Blend 2035 Fund, in
particular, and the Board concluded that the Adviser’s profits were reasonable
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2045 Fund

in light of the services provided to those funds. While the Board did not review information regarding profits realized from managing the Retirement Blend 2005
Fund, Retirement Blend 2010 Fund, Retirement Blend 2015 Fund, Retirement
Blend 2020 Fund, Retirement Blend 2040 Fund, Retirement Blend 2045 Fund,
Retirement Blend 2050 Fund, Retirement Blend 2055 Fund, Retirement Blend 2060
Fund, or Retirement Blend 2065 Fund in particular because those funds had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the
Adviser’s profits were reasonable in light of the overall services provided to the
T. Rowe Price funds.
The Board also considered whether the funds benefit under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale realized by the Adviser. Under each fund’s Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. In accordance with a predetermined contractual fee schedule, the all-inclusive management fee rate for the T. Rowe Price Retirement Blend Funds generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date. The Adviser has generally implemented an all-
inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive management fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the funds potentially share in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the funds provide for a reasonable sharing of benefits from any economies of scale with the funds’ investors.
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2045 Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of each fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of each fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate applicable to that fund and do not deduct the operating expenses paid by the Adviser as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and, where applicable, ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. There were certain funds that did not have a sufficient number of funds in their peer group to rank within quintiles. The information provided to the Board indicated that each fund’s contractual management fees, actual management fees, and total expenses ranked as follows:
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2045 Fund

Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Retirement Blend
2005 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2010 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2015 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group) and
first quintile (Expense
Universe)
Second out of five
funds (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2020 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and second
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2025 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2030 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2035 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2040 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2045 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2045 Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business
Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Retirement Blend
2050 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
Second quintile
(Expense Group) and
first quintile (Expense
Universe)
Retirement Blend
2055 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
Third quintile
(Expense Group)
and second quintile
(Expense Universe)
Retirement Blend
2060 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
Third quintile
(Expense Group)
and second quintile
(Expense Universe)
Retirement Blend
2065 Fund
Fourth quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
Second quintile
(Expense Group) and
first quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2045 Fund

versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the funds under the Advisory Contracts are reasonable.
Approvals of the Advisory Contracts
As noted, the Board approved the continuation of each Retirement Blend
Fund’s Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the funds and their shareholders for the Board to approve the continuation of the Advisory
Contracts (including the fees to be charged for services thereunder).
Approvals of Investment Management Agreements
(CONTINUED)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1354-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025